State Street Institutional Investment Trust

(the “Trust”)

SUPPLEMENT DATED FEBRUARY 14, 2018 TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION (“SAIs”), EACH DATED MAY 1, 2017,

WITH RESPECT TO THE SERIES OF THE TRUST LISTED ON APPENDIX A

AS EACH MAY BE SUPPLEMENTED AND/OR REVISED FROM TIME TO TIME

Effective January 1, 2018, Boston Financial Data Services, Inc. changed its name to DST Asset Manager Solutions, Inc.

1)	Accordingly, the paragraph under the heading “By Intermediary” in the section “Purchase and Sale of Fund Shares” in each Summary Prospectus and Prospectus is deleted and replaced with the following:

If you wish to purchase or redeem Fund Shares through a broker, bank or other financial intermediary (“Financial Intermediary”), please contact that Financial Intermediary directly. Your Financial Intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open. Financial Intermediaries may contact the DST Asset Manager Solutions Group at (877) 332-6207 or email them at nsccresearch@dstsystems.com with questions.

2)	Additionally, all remaining references to Boston Financial Data Services, Inc., or BFDS, in each Summary Prospectus, Prospectus and SAI are deleted and replaced with DST Asset Manager Solutions, Inc.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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APPENDIX A

STATE STREET INSTITUTIONAL	STATE STREET INSTITUTIONAL	STATE STREET TARGET
LIQUID RESERVES FUND	LIQUID ASSETS FUND	RETIREMENT 2015 FUND
Premier Class (SSIXX)	Premier Class (MMQXX)	Class A (SSBBX)
Investment Class (SSVXX)	Investment Class (MMKXX)	Class I (SSBFX)
Service Class (LRSXX)	Institutional Class (MMFXX)	Class K (SSBHX)
Institutional Class (SSHXX)	Investor Class (MMOXX)
Investor Class (SSZXX)	Administration Class (MMHXX)	STATE STREET TARGET
Administration Class (SSYXX)		RETIREMENT 2020 FUND
Trust Class (TILXX)	STATE STREET CURRENT YIELD	Class A (SSBJX)
	FUND	Class I (SSBNX)
STATE STREET INSTITUTIONAL	Premier Class (SSYLX)	Class K (SSBOX)
U.S. GOVERNMENT MONEY	Investment Class (SSYFX)
MARKET FUND	Institutional Class (SSYDX)	STATE STREET TARGET
Premier Class (GVMXX)	Investor Class (SSYHX)	RETIREMENT 2025 FUND
Investment Class (GVVXX)	Administration Class (SSYEX)	Class A (SSBPX)
Service Class (GVSXX)		Class I (SSBRX)
Institutional Class (SAHXX)	STATE STREET CONSERVATIVE	Class K (SSBSX)
Investor Class (SAMXX)	INCOME FUND
Administration Class (SALXX)	Premier Class (SSKLX)	STATE STREET TARGET
Class G (SSOXX)	Investment Class (SSKJX)	RETIREMENT 2030 FUND
Class M (GOMXX)	Institutional Class (SSKGX)	Class A (SSBUX)
	Investor Class (SSKKX)	Class I (SSBWX)
STATE STREET INSTITUTIONAL	Administration Class (SSKHX)	Class K (SSBYX)
TREASURY MONEY MARKET
FUND	STATE STREET ULTRA SHORT	STATE STREET TARGET
Premier Class (TRIXX)	TERM BOND FUND	RETIREMENT 2035 FUND
Investment Class (TRVXX)	Institutional Class (SSTUX)	Class A (SSBZX)
Service Class (TYSXX)	Investment Class (SSUTX)	Class I (SSCJX)
Institutional Class (SSJXX)		Class K (SSCKX)
Investor Class (SSNXX)	STATE STREET EQUITY 500 INDEX
Administration Class (SSKXX)	FUND	STATE STREET TARGET
	Administrative Shares (STFAX)	RETIREMENT 2040 FUND
STATE STREET INSTITUTIONAL	Class R Shares (SSFRX)	Class A (SSCLX)
TREASURY PLUS MONEY MARKET	Service Shares (STBIX)	Class I (SSCNX)
FUND	Class A (SSSVX)	Class K (SSCQX)
Premier Class (TPIXX)	Class I (SSSWX)
Investment Class (TPVXX)	Class K (SSSYX)	STATE STREET TARGET
Service Class (TPSXX)		RETIREMENT 2045 FUND
Institutional Class (SAJXX)	STATE STREET AGGREGATE BOND	Class A (SSCUX)
Investor Class (SAEXX)	INDEX FUND	Class I (SSDDX)
Administration Class (SSQXX)	Class A (SSFCX)	Class K (SSDEX)
Trust Class (TPLXX)	Class I (SSFDX)
	Class K (SSFEX)	STATE STREET TARGET
STATE STREET 60 DAY MONEY		RETIREMENT 2050 FUND
MARKET FUND	STATE STREET GLOBAL EQUITY	Class A (SSDFX)
Premier Class (CCKXX)	EX-U.S. INDEX FUND	Class I (SSDJX)
Investment Class (CCHXX)	Class A (SSGHX)	Class K (SSDLX)
Institutional Class (CCDXX)	Class I (SSGJX)
Investor Class (CCJXX)	Class K (SSGLX)	STATE STREET TARGET
Administration Class (CCEXX)		RETIREMENT 2055 FUND
	STATE STREET SMALL CAP	Class A (SSDMX)
STATE STREET CASH RESERVES	EMERGING MARKETS EQUITY	Class I (SSDOX)
FUND	FUND	Class K (SSDQX)
Premier Class (MMEXX)	Class A (SSEEX)
Investment Class (CCWXX)	Class I (SSEJX)	STATE STREET TARGET
Institutional Class (CCQXX)	Class K (SSEKX)	RETIREMENT 2060 FUND
Investor Class (MMDXX)		Class A (SSDTX)
Administration Class (CCVXX)	STATE STREET STRATEGIC REAL	Class I (SSDWX)
	RETURN FUND	Class K (SSDYX)
Class A (SSRFX)
Class I (SSRJX)
Class K (SSRKX)

STATE STREET TARGET	STATE STREET ASIA PACIFIC
RETIREMENT FUND	VALUE SPOTLIGHT FUND
Class A (SSFLX)	Class A ( )
Class I (SSFNX)	Class I ( )
Class K (SSFOX)	Class K (SIDKX)

STATE STREET EMERGING	STATE STREET U.S. VALUE
MARKETS EQUITY INDEX FUND	SPOTLIGHT FUND
Class A (SSUEX)	Class A ( )
Class I (SSLEX)	Class I ( )
Class K (SSKEX)	Class K (SIEKX)

STATE STREET SMALL/MID CAP	STATE STREET MSCI CANADA
EQUITY INDEX FUND	INDEX FUND
Class A (SSMJX)	Class K (SSWCX)
Class I (SSMLX)
Class K (SSMKX)	STATE STREET MSCI JAPAN INDEX
FUND
STATE STREET HEDGED	Class K (SSJFX)
INTERNATIONAL DEVELOPED
EQUITY INDEX FUND	STATE STREET MSCI EUROPE
Class A (SSHEX)	INDEX FUND
Class I (SSHNX)	Class K (SSVWX)
Class K (SSHQX)
STATE STREET MSCI PACIFIC EX
STATE STREET INTERNATIONAL	JAPAN INDEX FUND
DEVELOPED EQUITY INDEX FUND	Class K (SSPKX)
Class A (SSIHX)
Class I (SSIKX)	STATE STREET TREASURY
Class K (SSIWX)	OBLIGATIONS MONEY MARKET
FUND (TAQXX)
STATE STREET DISCIPLINED
GLOBAL EQUITY FUND
Class A (SSGGX)
Class I (SSGMX)
Class K (SSGKX)

STATE STREET DISCIPLINED U.S.
EQUITY FUND
Class A (SSJAX)
Class I (SSJIX)
Class K (SSJKX)

STATE STREET DISCIPLINED
INTERNATIONAL EQUITY FUND
Class A (SSZAX)
Class I (SSZIX)
Class K (SSZKX)

STATE STREET GLOBAL VALUE
SPOTLIGHT FUND
Class A ( )
Class I ( )
Class K (SIAKX)

STATE STREET INTERNATIONAL
VALUE SPOTLIGHT FUND
Class A ( )
Class I ( )
Class K (SIVSX)

STATE STREET EUROPEAN VALUE
SPOTLIGHT FUND
Class A ( )
Class I ( )
Class K (SIBKX)

STATE STREET INSTITUTIONAL INVESTMENT TRUST

SUPPLEMENT DATED FEBRUARY 14, 2018 TO THE PROSPECTUS

DATED MAY 1, 2017, AS SUPPLEMENTED

Neuberger Berman Money Fund, a Private Label of the

STATE STREET U.S. GOVERNMENT MONEY MARKET FUND Investment Class (GVVXX)	STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND Investment Class (TPVXX)

Effective January 1, 2018, Boston Financial Data Services, Inc. changed its name to DST Asset Manager Solutions, Inc.

Accordingly, the following replaces the sentence under the heading “The Transfer Agent and Dividend Disbursing Agent” on page 20 of the Prospectus:

DST Asset Manager Solutions, Inc. (formerly known as Boston Financial Data Services, Inc.) is the Funds’ transfer agent and dividend disbursing agent (the “Transfer Agent”).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NBSUPP2